===============================================================================




                        IMPERIAL FINANCIAL SERVICES FUND






                               Semi-Annual Report
                                 August 31, 2000
                                   (Unaudited)





===============================================================================


                        IMPERIAL FINANCIAL SERVICES FUND



October 25, 2000

Dear Fellow Imperial Financial Services Fund Shareholders:

Let us start by saying that this year, as you probably know, has been one of extreme volatility. It is absolutely amazing the amount of volatility that we have experienced since our last report. As tech stocks have faltered this year, investors have been drawn to more traditional types of sectors which we call "real economy" stocks. Sectors such as healthcare, utilities, real estate and the financials have performed relatively well compared to the overall market. It appears, again, that last year's losers are this year's winners

In the third quarter of this year, we saw a number of takeovers in the financial sector which had a positive effect on your fund. We continue to believe, that for the foreseeable future, consolidation will continue to happen in the financial services sector. Banks, brokerage firms and insurance companies continue compete for a larger piece of the financial pie.

Although we do not know which companies will be "taken over" next, we do know that as long term investors, we will continue to own high quality financial services companies. Compared to the overall market, financial stocks still appear to be relatively inexpensive and valuations are compelling.

In closing, as we stated in our last report, investors who have the foresight to own shares in financial services companies should be, over time, rewarded for their patience. We would like to thank you for continued patience and support.

Sincerely,


David W. Allaire                               Michael R. Laliberte'
CO-Portfolio Manager                           CO-Portfolio Manager


                        Imperial Financial Services Fund
                             Schedule of Investments
                                August 31, 2000
                                   (Unaudited)
                                                                          MARKET
     SHARES                                                               VALUE
     ------                                                               -----

               COMMON STOCKS - 96.09%

               BUSINESS SERVICES - 4.11%
    150        Paychex, Inc. ....................................        $22,313
    400        Reuters Group PLC Sponsored ADR ..................         48,025
                                                                         -------
                                                                          70,338
                                                                         -------
               COMMERCIAL BANKS - 4.19%
  4,000        Boston Private Financial Holding .................         53,250
    300        Investors Financial Services Corp. ...............         18,469
                                                                         -------
                                                                          71,719
                                                                         -------
               ELECTRIC UTILITIES - 1.73%
    300       +Calpine Corp. ...................................          29,700
                                                                         -------

               FINANCIAL SERVICES - 40.93%
  1,200        A.G. Edwards, Inc. ...............................         62,400
    300        American Express Company .........................         17,737
    700       +Bear Stearns Companies, Inc. .....................         46,944
    500        Compucredit Corp. ................................         19,812
  1,200       +Concord EFS, Inc. ................................         38,550
    500        Dain Rauscher Corp. ..............................         40,219
    735       +E*Trade Group, Inc. ..............................         13,046
    500        John Hancock Financial ...........................         12,625
    300        Legg Mason, Inc. .................................         15,825
    500        Lehman Brothers Holdings, Inc. ...................         72,500
    200        Marsh & McLennan Companies, Inc. .................         23,750
    500        Merrill Lynch & Co., Inc. ........................         72,500
  2,100        Metris Companies, Inc. ...........................         75,469
    700        Morgan Stanley Dean Witter .......................         75,294
    400       +Silicon Valley Bancshares ........................         23,050
    700        Southwest Securities Group .......................         23,231
    400        The Goldman Sachs Group, Inc. ....................         51,225
    700        Tucker Anthony Sutro .............................         16,494
                                                                         -------
                                                                         700,671
                                                                         -------
               INSURANCE - 4.09%
  1,200        Citigroup, Inc. ..................................         70,050
                                                                         -------

               INTERNET BROKER - 1.76%
  1,000       +LaBranche & Co., Inc. ............................         30,125
                                                                         -------



                       See Notes to Financial Statements



                        Imperial Financial Services Fund
                             Schedule of Investments
                                August 31, 2000
                            (Unaudited) - (Continued)

                                                                          MARKET
     SHARES                                                               VALUE
     ------                                                               -----

               INVESTMENT SERVICES - 10.23%
  2,500       +Knight Trading Group, Inc. ......................         $78,437
  2,000       +Stilwell Financial, Inc. ........................          96,750
                                                                        --------
                                                                         175,187
                                                                        --------
               REGIONAL BANK - 20.15%
  2,500        Firstar Corp. ....................................         59,687
  1,600        Fleet Boston Financial Corp. .....................         68,300
  2,200        MBNA Corp. .......................................         77,688
    700        Providian Finanical Corp. ........................         80,456
    500        State Street Corp. ...............................         58,875
                                                                        --------
                                                                         345,006
                                                                        --------
               SAVINGS & LOAN BANK - 7.68%
  1,200        Capital One Financial Corp. ......................         72,375
  2,200        Charter One Financial, Inc. ......................         52,250
    600       +Net.B@nk, Inc. ...................................          6,825
                                                                        --------
                                                                         131,450
                                                                        --------
               SOFTWARE - 1.22%
    300       +Microsoft Corp. ..................................         20,944
                                                                        --------

               TOTAL COMMON STOCK
               (Cost $1,294,580) ................................      1,645,190
                                                                       ---------

               SHORT TERM INVESTMENTS - 3.34%
 57,245        Firstar Treasury Fund
               (Cost $57,245) ...................................         57,245
                                                                        --------

               TOTAL INVESTMENTS
               (Cost $1,351,825) .........................  99.43%     1,702,435
               Other assets less liabilities .............   0.57%         9,734
                                                           ------     ----------
               TOTAL NET ASSET ........................... 100.00%    $1,712,169
                                                           ======     ==========


            +  Denotes non-income producing security.



                       See Notes to Financial Statements


                            Financial Services Fund
                       Statement of Assets and Liabilities
                                August 31, 2000
                                   (Unaudited)

ASSETS:
     Investments in securities, at value
      (cost $1,351,825) .................... (Note 2)    $1,702,435
     Receivable for securities sold .................        63,061
     Dividends and interest receivable ..............           893
     Receivable for fund shares sold ................        12,858
     Due from advisor  (Note 3) .....................        21,802
     Prepaid expenses ...............................         2,710
                                                        -----------
     Total assets ...................................     1,803,759
                                                        -----------

LIABILITIES:
     Payable for securities purchased ...............        63,941
     Accrued distribution fee  (Note 5) .............         6,748
     Accrued directors fees .........................         4,875
     Other accrued expenses .........................        16,026
                                                        -----------
     Total liabilities ..............................        91,590
                                                        -----------

     Net Assets .....................................   $ 1,712,169
                                                        ===========

NET ASSETS CONSIST OF:
     Capital stock, $.001 par value;1,000,000
        shares authorized; 154,230 shares outstanding   $ 1,510,549
     Accumulated net investment loss ................        (6,897)
     Accumulated net realized loss from
       investment transactions ......................      (142,093)
     Net unrealized appreciation on investments .....       350,610
                                                        -----------
     Net Assets .....................................   $ 1,712,169
                                                        ===========


     Net asset value per share ( $1,712,169/154,230
     shares outstanding) ............................   $     11.10
                                                        ===========

     Offering price per share (100/95.25 of $11.10) .   $     11.65
                                                        ===========




                       See Notes to Financial Statements.



                        IMPERIAL FINANCIAL SERVICES FUND
                             STATEMENT OF OPERATIONS
                    For the Six Months Ended August 31, 2000
                                   (Unaudited)



Investment Income:
     Dividends ..................................   $  10,062
     Interest ...................................       1,077
                                                    ---------
       Total investment income ..................      11,139
                                                    ---------

Expenses:
     Advisory fees (Note 3) .....................       6,557
     Distribution fees (Note 5) .................       3,279
     Administration fees ........................      11,796
     Transfer agent fees ........................       8,349
     Directors fees .............................       2,875
     Audit fees .................................       5,032
     Insurance ..................................       1,945
     Custody fees ...............................       2,521
     Legal fees .................................       2,521
     Registration & filing fees .................       1,008
     Other expenses .............................         512
                                                    ---------
     Total expenses .............................      46,395

     Less:
       Advisory fees waived (Note 3) ............      (6,557)
       Expenses reimbursed (Note 3) .............     (21,802)
                                                    ---------
     Net expenses ...............................      18,036
                                                    ---------
     Net investment loss ........................      (6,897)
                                                    ---------

Net Realized and Unrealized Gain
  on Investments: (Note 2)
     Net realized loss on investment transactions    (127,058)
     Net increase in unrealized appreciation
       on investments ...........................     510,147
                                                    ---------
     Net gain on investments ....................     383,089
                                                    ---------

     Net increase in net assets resulting
       from operations ..........................   $ 376,192
                                                    =========



                       See Notes to Financial Statements.



                        Imperial Financial Services Fund
                       Statement of Changes in Net Assets
                                                                          For the          For the
                                                                      six months ended    year ended
                                                                      August 31, 2000  February 29, 2000
                                                                      ---------------  -----------------
                                                                       (Unaudited)
OPERATIONS:
     Net investment loss ...........................................   $    (6,897)   $    (8,984)
     Net realized loss from investment transactions ................      (127,058)       (15,035)
     Net increase (decrease) in unrealized appreciation
       on investments ..............................................       510,147       (159,537)
                                                                       -----------    -----------
     Net increase (decrease) in net assets resulting from operations       376,192       (183,556)
                                                                       -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income ..........................             0              0
     Distributions from net realized gains on investments ..........             0              0

FUND SHARE TRANSACTIONS:
     Proceeds from shares sold .....................................       298,488      1,148,971
     Dividends reinvested ..........................................             0              0
     Payment for shares redeemed ...................................       (16,705)       (11,221)
                                                                       -----------    -----------
     Net increase in net assets from fund share transactions .......       281,783      1,137,750
                                                                       -----------    -----------
     Net increase in net assets ....................................       657,975        954,194

NET ASSETS:
BEGINNING OF PERIOD ................................................     1,054,194        100,000
                                                                       -----------    -----------
END OF PERIOD (including accumulated
    net investment loss of $6,897 and $0, respectively) ............   $ 1,712,169    $ 1,054,194
                                                                       ===========    ===========




                       See Notes to Financial Statements.


                        IMPERIAL FINANCIAL SERVICES FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)

                                                            For the           For the
                                                        six months ended    year ended
                                                        August 31, 2000   February 29, 2000
                                                        ---------------   -----------------
                                                          (Unaudited)

Net asset value, beginning of period .................   $       8.46  $      10.00
                                                         ------------  ------------

Income (loss) from investment operations
Net investment loss ..................................          (0.03)        (0.11)
Net realized and unrealized gain (loss) on investments           2.67         (1.43)
                                                         ------------  ------------
Total from investment operations .....................           2.64         (1.54)
                                                         ------------  ------------

Less distributions
Dividends from net investment income .................           0.00          0.00
Distributions from net realized gains ................           0.00          0.00
                                                         ------------  ------------
Total dividends and distributions ....................           0.00          0.00
                                                         ------------  ------------

Net asset value, end of period .......................   $      11.10  $       8.46
                                                         ============  ============

Total return* ........................................          31.21%       (15.40%)

Ratios/supplemental data
Net assets, end of period (in thousands) .............   $      1,712  $      1,054
Ratio of expenses to average
     net assets, net of reimbursement ................           2.75% **      2.75%
Ratio of expenses to average
     net assets, before reimbursement ................           7.07% **     11.75%
Ratio of net investment loss to average
     net assets, net of reimbursement ................          (1.05%)**     (1.17%)
Ratio of net investment loss to average
     net assets, before reimbursement ................          (5.37%)**    (10.17%)
Portfolio turnover rate ..............................          40.70%         8.79%

     * The return does not include the effect of the Fund's sales charge. ** Annualized


                       See Notes to Financial Statements.

                        IMPERIAL FINANCIAL SERVICES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000
                                   (UNAUDITED)


NOTE 1.  ORGANIZATION

         Imperial Financial Services Fund (the "Fund"), formerly Imperial BankFund, is a series of Questar Funds, Inc. (the "Company"), organized as a Maryland Corporation, incorporated on February 13, 1998, and registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation with income as a secondary objective by investing in a portfolio consisting primarily of equity securities of regional banks, lending institutions and financial services companies. The Fund commenced operations on March 1, 1999.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

          A. SECURITY VALUATION - Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.

          B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

          C. FEDERAL INCOME TAXES - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

          D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

          E. USE OF ESTIMATES - The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

                        IMPERIAL FINANCIAL SERVICES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000
                            (UNAUDITED) - (CONTINUED)


  NOTE 3.  INVESTMENT ADVISORY AGREEMENT

         The Fund has an investment advisory agreement with Retirement Planning Company of New England, Inc. ("Advisor"). Under this agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs for which the Fund pays a monthly advisory fee equal, to 1.00% of its average daily net assets. The Advisor has voluntarily agreed to waive its advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's total annual operating expense ratio exceeds 2.75%. For the six months ended August 31, 2000, the Advisor earned investment advisory fees of $6,557 with $28,359 reimbursed to the Fund for expenses.

  NOTE 4.  FUND ADMINISTRATION AGREEMENT

         The Fund has an administration agreement with American Data Services, Inc. ("ADS" or the "Administrator"), of which the Fund's President is also an officer. Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee equal to 1/12th of 0.175% of the first $75 million, 1/12th of 0.125% of the next $75 million, and 1/12th of 0.075% of the remaining balance of the Fund's average daily net assets. The fee is subject to a monthly minimum of $1,950. The Fund also reimburses the Administrator for any out-of-pocket expenses. For the six months ended August 31, 2000, American Data Services, Inc. earned $20,145 for administrative, transfer agency, and fund accounting services.


  NOTE 5.  DISTRIBUTION FEES

         The Board of Directors has adopted a Distribution Plan applicable to the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. AmeriMutual Funds Distributors, Inc. (the "Distributor"), of which the Fund's president is also an officer, serves as the Fund's distributor. Pursuant to the Plan, the Distributor will receive a monthly fee equal to 0.50% of its average daily net assets, on an annual basis, to enable it to provide marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts and to make payments to broker/dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders for providing distribution assistance. Fees paid under the Plan may not be waived for individual shareholders. For the six months ended August 31, 2000, the Fund incurred distribution expenses of $3,279. The Distributor also received $279 as its portion of the sales charge on sales of shares of the Fund during the six months ended August 31, 2000.

                        IMPERIAL FINANCIAL SERVICES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000
                            (UNAUDITED) - (CONTINUED)


  NOTE 6. CAPITAL SHARE TRANSACTIONS

         At August 31, 2000, there were 1 million shares of $.001 par value capital stock authorized and total total par value and paid in capital aggregated $1,510,549.

         Transactions in capital stock were as follows:

                                                FOR THE SIX                  FOR THE YEAR
                                               MONTHS ENDED                    ENDED
                                              AUGUST 31, 2000             FEBRUARY 29, 2000
                                            SHARES        AMOUNT         SHARES       AMOUNT
                                            ------        ------         ------       ------
                                               (UNAUDITED)
 Shares sold........................     31,214      $    298,488        115,943    $1,148,971
 Shares issued for reinvestment of
  dividends and distributions
  from realized gains...............          0                 0              0             0
 Shares redeemed.................... (    1,639)     (     16,705)    (    1,288)  (    11,221)
                                     -----------     -------------   ------------  -----------

 Net increase.......................      29,575      $    281,783       114,655    $1,137,750
                                     ===========      ============   ============  ===========


  NOTE 7.  INVESTMENTS

         During the six months ended August 31, 2000, purchases and sales of investment securities, excluding short-term securities aggregated $779,506 and $516,003, respectively. The gross unrealized appreciation for all securities totaled $404,612 and the gross unrealized depreciation for all securities totaled $54,002, or a net unrealized appreciation of $350,610. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $1,351,825.

                               Investment Advisor
                Retirement Planning Company of New England, Inc.
                               One Richmond Square
                         Providence, Rhode Island 02906

                                  Legal Counsel
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                  Administrator
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788

                                   Distributor
                      AmeriMutual Funds Distributors, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788

                          Transfer Agent (all purchase
                            and redemption requests)
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788

                                    Custodian
                                Firstar Bank N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202






This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.